Note 2 - Basis of Presentation (Details Textual) $ in Thousands	12 Months Ended
	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2017 USD ($)	Feb. 01, 2019 USD ($)	Apr. 30, 2018 USD ($)	Feb. 01, 2018 USD ($)
Foreign Currency Transaction Gain (Loss), before Tax, Total	$ (400)	$ (400)	$ (100)
Impairment of Long-Lived Assets Held-for-use	0	0	0
Goodwill, Impairment Loss	0	0	0
Contract with Customer, Asset, Net, Total	812	495
Other Assets, Noncurrent, Total	10,510	3,966
Deferred Tax Liabilities, Net, Noncurrent	15,507	11,585
Retained Earnings (Accumulated Deficit), Ending Balance	(172,767)	(211,623)
Selling and Marketing Expense, Total	36,873	33,128	24,943
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest, Total	39,510	34,748	31,500
Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	7,579	$ (37)
Accounting Standards Update 2014-09 [Member]
Contract with Customer, Asset, Net, Total						$ 500
Other Assets, Noncurrent, Total						4,200
Deferred Tax Liabilities, Net, Noncurrent						1,100
Retained Earnings (Accumulated Deficit), Ending Balance						$ 3,600
ASC 605 [Member] | Pro Forma [Member]
Selling and Marketing Expense, Total	2,400
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest, Total	$ (2,400)
Accounting Standards Update 2016-06 [Member] | Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption					$ 4,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	7 years
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Deferred Share Unit Plan [Member]
Base Annual Fee, Percent	50.00%
Computer Equipment [Member]
Property Plant and Equipment, Percent Declining Balance Depreciation	30.00%
Furniture and Fixtures [Member]
Property Plant and Equipment, Percent Declining Balance Depreciation	20.00%
Minimum [Member]
Costs to Obtain a Contract with a Customer, Period of Benefit Including Renewals	4 years
Minimum [Member] | Accounting Standards Update 2016-02 [Member] | Subsequent Event [Member]
Operating Lease, Right-of-Use Asset				$ 10,500
Operating Lease, Liability, Total				10,500
Minimum [Member] | Employee Stock Option [Member] | Directors and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Minimum [Member] | Cash-Settled Restricted Share Plan [Member]
Cash Settled Restricted Share Units, Vesting Period	3 years
Maximum [Member]
Costs to Obtain a Contract with a Customer, Period of Benefit Including Renewals	6 years
Maximum [Member] | Accounting Standards Update 2016-02 [Member] | Subsequent Event [Member]
Operating Lease, Right-of-Use Asset				11,500
Operating Lease, Liability, Total				$ 11,500
Maximum [Member] | Employee Stock Option [Member] | Directors and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Maximum [Member] | Cash-Settled Restricted Share Plan [Member]
Cash Settled Restricted Share Units, Vesting Period	5 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	20 years
Existing Technology [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	2 years
Existing Technology [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	12 years
Trade Names [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	1 year
Trade Names [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Noncompete Agreements [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	2 years
Noncompete Agreements [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	12 years
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Major Customers	0	0